Asset-backed securitization debt - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset-backed securitization debt [Member]
Asset backed Securitization Debt Current And Noncurrent	¥ 7,370.0	¥ 13,790.0
Weighted Average Interest Rate For Outstanding asset backed Securitization Debt	6.90%	8.10%
Secured Debt [Member]
Interest charges	¥ 806.3	¥ 967.4